Concentration, Geographic	12 Months Ended
Mar. 31, 2018
Concentration, Geographic [Abstract]
CONCENTRATION, GEOGRAPHIC

11 — CONCENTRATION, GEOGRAPHIC

As of March 31, 2018, the Company has customers representing 12.7%, 12.2%, 11.2%, and 10.3% of total accounts receivable; with each customer generating revenues representing 5.8%, 5.4%, 4.6%, and 4.4% of total revenues for the year ended March 31, 2018.

As of March 31, 2017, the Company has customers representing 56.0%, 13.6%, 13.0%, and 13.0% of total accounts receivable; with each customer generating revenues representing 8.6%, 2.6%, 2.4%, and 2.4% of total revenues for the year ended March 31, 2017.